Document And Entity Information	12 Months Ended
Aug. 31, 2022 shares
Document Information Line Items
Entity Registrant Name	Bright Scholar Education Holdings Ltd
Document Type	20-F
Current Fiscal Year End Date	--08-31
Amendment Flag	false
Entity Central Index Key	0001696355
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Aug. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Shell Company	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38077
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	No.1, Country Garden Road
Entity Address, Address Line Two	Beijiao Town
Entity Address, Address Line Three	Shunde District, Foshan
Entity Address, City or Town	Guangdong
Entity Address, Postal Zip Code	528300
Entity Address, Country	CN
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	1113
Auditor Name	Deloitte Touche Tohmatsu Certified Public Accountants LLP
Auditor Location	Guangzhou, China
Business Contact
Document Information Line Items
Entity Address, Address Line One	No.1, Country Garden Road
Entity Address, Address Line Two	Beijiao Town
Entity Address, Address Line Three	Shunde District, Foshan
Entity Address, City or Town	Guangdoug
Entity Address, Postal Zip Code	528300
Entity Address, Country	CN
Contact Personnel Name	Mr. Ruolei Niu
City Area Code	+86
Local Phone Number	757-2991-6814
Contact Personnel Email Address	robertniu@brightscholar.com
American depositary shares, each representing four Class A ordinary share, par value US$0.00001 per share
Document Information Line Items
Trading Symbol	BEDU
Title of 12(b) Security	American depositary shares, each representing four Class A ordinary share, par value US$0.00001 per share
Security Exchange Name	NYSE
Class A ordinary shares, par value US$0.00001 per share
Document Information Line Items
Trading Symbol	N/A
Title of 12(b) Security	Class A ordinary shares, par value US$0.00001 per share
Security Exchange Name	NONE
Not for trading, but only in connection with the listing on the New York Stock Exchange of American depositary shares
Document Information Line Items
Trading Symbol	N/A
Title of 12(b) Security	Not for trading, but only in connection with the listing on the New York Stock Exchange of American depositary shares
Security Exchange Name	NONE
Class A Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	25,214,817
Class B Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	93,690,000